Document and Entity Information	3 Months Ended
	Nov. 30, 2013	Jan. 05, 2014
Underlying Series A preferred stock
Entity Registrant Name	Oncologix Tech Inc.
Entity Central Index Key	0000799694
Document Type	10-Q
Document Period End Date	Nov. 30, 2013
Amendment Flag	false
Current Fiscal Year End Date	--08-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		88,478,545
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2013